FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	$ 153,563	$ 200,884
Cash withdrawn from Trust Account for taxes	905,000	60,000
Proceeds from trust account in connection with redemption	232,371,273
Cash and investments held in Trust Account	19,827,884	250,007,295
Money Market Funds
FAIR VALUE MEASUREMENTS
Cash and investments held in Trust Account		250,007,295
U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	19,827,884
Cash withdrawn from Trust Account for taxes	905,000	$ 60,000
Proceeds from trust account in connection with redemption	$ 232,371,273